Share-Based Compensation (Details 2) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	330,896	160,262
Number of shares, SARs and RSUs granted	116,836	250,766	240,394
Weighted average grant date fair value , RSUs granted	$ 12.28	$ 13.30	$ 12.42
Number of shares, RSUs vested	(163,718)	(80,132)	(80,132)
Weighted average grant date fair value , RSUs vested	$ 12.87	$ 12.42	$ 12.42
Number of shares, RSUs canceled or forfeited
Number of shares, Outstanding, Ending Balance	284,014	330,896	160,262
Weighted average grant date fair value, Ending Balance	$ 12.88	$ 13.09	$ 12.42